Net Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Fee and commission income from:
Loans	¥ 212,346	¥ 160,758	¥ 145,078
Credit card business	483,815	432,983	380,345
Guarantees	83,104	82,323	71,612
Securities-related business	245,651	196,019	119,403
Deposits	18,971	18,437	18,230
Remittances and transfers	159,024	152,121	146,507
Safe deposits	4,025	4,321	4,228
Trust fees	9,734	8,195	6,753
Investment trusts	191,689	166,532	144,940
Agency	8,636	9,538	9,368
Others	214,324	238,620	216,270
Total fee and commission income	1,631,319	1,469,847	1,262,734
Fee and commission expense from:
Remittances and transfers	31,672	30,197	28,885
Others	283,259	203,518	194,035
Total fee and commission expense	314,931	233,715	222,920
Net fee and commission income	¥ 1,316,388	¥ 1,236,132	¥ 1,039,814